Mineral interests - (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Mineral interests
As at beginning	$ 1,773,053
As at ending	1,634,047	$ 1,773,053
Depletable mineral interest	1,035,000	1,168,000
Non-depletable mineral interest	599,000	605,000
Agbaou Royalty
Mineral interests
Consideration to acquire royalty		15,500
Cost
Mineral interests
As at beginning	2,193,414	1,567,111
Additions	3,766	629,303
Disposals	(366)	(3,000)
As at ending	2,196,814	2,193,414
Accumulated depletion and impairments
Mineral interests
As at beginning	(420,361)	(338,940)
Depletion	(35,360)	(66,137)
Impairment charges	(107,046)	(15,284)
As at ending	(562,767)	(420,361)
Mineral interests
Mineral interests
Additions	0	166,000
Disposals		0
Impairment charges	0
Non-depletable mineral interest	300,000	300,000
Mineral Streams
Mineral interests
As at beginning	1,020,664
As at ending	895,536	1,020,664
Mineral Streams | Cost
Mineral interests
As at beginning	1,357,954	1,281,254
Additions	0	76,700
Disposals	0	0
As at ending	1,357,954	1,357,954
Mineral Streams | Accumulated depletion and impairments
Mineral interests
As at beginning	(337,290)	(284,095)
Depletion	(22,520)	(44,747)
Impairment charges	(102,608)	(8,448)
As at ending	(462,418)	(337,290)
Royalties
Mineral interests
As at beginning	752,389
As at ending	738,511	752,389
Royalties | Cost
Mineral interests
As at beginning	835,460	285,857
Additions	3,766	552,603
Disposals	(366)	(3,000)
As at ending	838,860	835,460
Impairment amount	4,400
Royalties | Accumulated depletion and impairments
Mineral interests
As at beginning	(83,071)	(54,845)
Depletion	(12,840)	(21,390)
Impairment charges	(4,438)	(6,836)
As at ending	(100,349)	(83,071)
Nevada Copper | Cost
Mineral interests
Impairment amount	83,900
Moss | Cost
Mineral interests
Impairment amount	18,700
Stawell
Mineral interests
Consideration to acquire royalty		16,600
Prieska
Mineral interests
Consideration to acquire royalty	$ 3,400	3,500
Nueva Recuperada
Mineral interests
Consideration to acquire royalty		2,200
Johnson Camp Mine Royalty
Mineral interests
Consideration to acquire royalty		5,500
Renard | Mineral interest
Mineral interests
Impairment amount		8,500
Beaufor royalty | Mineral interest
Mineral interests
Impairment amount		$ 6,800